N-6	Sep. 24, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVL
Entity Central Index Key	0000933094
Entity Investment Company Type	N-6
Document Period End Date	Sep. 24, 2026
Amendment Flag	false
Putnam V T International Value Fund Class I A [Member]
Item 2. Key Information [Line Items]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.